November 15, 1995

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, Northwest
Judiciary Plaza
Washington, D. C.  20549

RE:  Rule 24f-2 Notice for United Asset Strategy Fund, Inc.
     File No. 33-55753 and 811-7217/CIK #929922

Dear Sir or Madam:

1.  This Notice is being filed for the fiscal year ended September 30, 1995;

2. At the beginning of such fiscal year the issuer had no securities registered under the Securities Act of 1933, other than pursuant to this section;

3. During such fiscal period the issuer registered no securities other than pursuant to this section;

4.  4,404,731 shares of the issuer were sold during such fiscal period, and*

5. 4,404,731 shares were sold during such fiscal period in reliance upon registration pursuant to this section.

This Notice is accompanied by an opinion of counsel as prescribed by paragraph
(b)(1)(v) of Rule 24f-2. We have wired $4,222.83 in payment of the filing fee prescribed by paragraph (c) of said Rule.

Very truly yours,



Sharon K. Pappas
Secretary

*During such fiscal year the issuer sold 4,404,731 shares in reliance upon registration pursuant to Rule 24f-2 at an actual aggregate sale price of $22,939,173 and redeemed 345,001 shares at an aggregate repurchase price of $1,825,037. None of such redeemed shares were previously applied by the issuer pursuant to Section 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. The filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, is based on the actual sale price of $22,939,173 for which shares were sold during the issuer's previous fiscal period reduced by the actual redemption price of $1,825,037 for which shares were redeemed by the issuer during such previous fiscal year.